Annual Fund Operating Expenses	Aug. 31, 2026
Genter Capital Dividend Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.38%
Genter Capital International Dividend ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.38%
Genter Capital Municipal Quality Intermediate ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	0.39%
Genter Capital Taxable Quality Intermediate ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.38%

[1]	“Acquired Fund Fees and Expenses” are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements, once available, because the financial statements include only the direct operating expenses incurred by the Fund.